Simplify Enhanced Income ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 99.8%
U.S. Treasury Bill, 4.72%, 5/23/2023(a) ............................................ $ 1,676,600 $ 1,665,894
U.S. Treasury Bill, 4.92%, 8/10/2023(a) ............................................ 7,166,600 7,046,866
Total U.S. Treasury Bills (Cost $8,709,072) ....................................................... 8,712,760
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $4,520, Expires 4/03/23 ............... 11 4,972,000 55
S&P 500 Index, April Strike Price $4,600, Expires 4/06/23 ............... 8 3,680,000 40
95
Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $94, Expires 4/03/23 585 5,499,000 585
iShares 20+ Year Treasury Bond ETF, April Strike Price $95, Expires 4/06/23 585 5,557,500 585
1,170
Total Purchased Options (Cost $8,638) ............................................................ 1,265
Total Investments – 99.8%
(Cost $8,717,710) ........................................................................... $ 8,714,025
Other Assets in Excess of Liabilities – 0.2% ......................................................... 18,547
Net Assets – 100.0% .......................................................................... $ 8,732,572
Number of
Contracts Notional Amount
Written Option – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $101, Expires 4/06/23
(Premiums Received $18,065) ................................... (585) (5,908,500) $ (2,048)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 99.8%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%